Cash Distributions and Earnings / (Losses) Per Unit (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended
	Mar. 26, 2018	Jun. 30, 2018	Jun. 30, 2016	Jun. 18, 2018	Dec. 31, 2017	Jun. 30, 2017
Description of loss allocation		Net loss per unit undistributed is determined by taking the distributions in excess of net income and allocating between common units, subordinated units and general partner units on a 98%-2% basis.
Subordinated Series A units outstanding		0		1,592,920	1,592,920	1,592,920
Common Stock, Conversion Basis		All of the issued and outstanding 1,592,920 subordinated Series A units converted into common units on a one-for-one basis.
Annual distribution
Cash distribution per unit	$ 0.5
Installment 4 FY 2017
Declaration date			Jan. 22, 2018
Payment date			Feb. 14, 2018
Dividends payable date of record			Feb. 09, 2018
Cash distribution per unit			$ 0.4225
Aggregate amount of cash distribution paid			$ 9,031
Installment 1 FY 2018
Declaration date			Apr. 26, 2018
Payment date			May 11, 2018
Dividends payable date of record			May 09, 2018
Cash distribution per unit			$ 0.125
Aggregate amount of cash distribution paid			$ 2,671